Share-based compensation - Share-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	$ (1,636)	$ 14,118	$ 21,742
Share options | Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	(1,043)	(14)	177
Restricted Stock Units | Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	$ (593)	$ 14,132	$ 21,565